Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,415,952.84
Previously Paid Amount	0.00
Total Fee Amount	15,248.44
Total Offset Amount	0.00
Net Fee	$ 15,248.44